Document and Entity Information	12 Months Ended
Jul. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	BBIF TREASURY FUND
Central Index Key	0001186237
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Jul 29, 2013
Prospectus Date	Jul 29, 2013

BBIF Treasury Fund
Fund Overview Key Facts About BBIF Treasury Fund
Investment Objective
The investment objective of BBIF Treasury Fund (“Treasury Fund” or the “Fund”) is to seek preservation of capital, liquidity and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BBIF Treasury Fund		Class 1	Class 2		Class 3		Class 4
Management Fee	[1][2]	0.16%	0.16%		0.16%		0.16%
Distribution and/or Service (12b-1) Fees	[1][2]	1.00%	0.68%		0.38%		0.38%
Other Expenses	[1][2]	0.33%	0.31%		0.31%		0.30%
Administration Fee	[1][2]	0.25%	0.25%		0.25%		0.25%
Miscellaneous Other Expenses	[1][2]	0.08%	0.06%		0.06%		0.05%
Total Annual Fund Operating Expenses	[1][2]	1.49%	1.14%		0.84%		0.83%
Fee Waivers and/or Expense Reimbursements	[1][2]		(0.23%)	[3]	(0.28%)	[3]	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	1.49%	0.91%	[3]	0.56%	[3]	0.56%	[3]
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund's share of the allocated expenses of Master Treasury LLC ("Treasury LLC"). The management fees are paid by Treasury LLC.
[2]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 33-37, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Treasury Fund's fees and/or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Treasury Fund's (i) Class 2 Shares are 0.35% higher than those of Treasury LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Treasury LLC's initial feeder fund until August 1, 2014. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Treasury Fund or by a vote of a majority of the outstanding voting securities of Treasury Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBIF Treasury Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	152	471	813	1,779
Class 2	93	339	605	1,366
Class 3	57	240	438	1,011
Class 4	57	238	434	1,000

Principal Investment Strategies of the Fund
Treasury Fund seeks to achieve its investment objective by investing exclusively in a diversified portfolio made up only of short-term U.S. Treasury securities with maturities of not more than 397 days (13 months) that are direct obligations of the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy.

Fund management decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Principal Risks of Investing in the Fund
Treasury Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulation, which, if adopted, may affect the Fund’s operations and/or return potential.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance Information
The information shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information in the bar chart and table prior to March 20, 2003 (Treasury Fund’s commencement of operations) is based upon the performance of Treasury LLC’s initial feeder fund, BIF Treasury Fund, which has the same investment objective and policies as the Fund and is managed by the same portfolio management personnel, adjusted to reflect the different expenses borne by the Fund’s Class 3 Shares (with respect to the bar chart) and by the relevant class of shares (with respect to the table) after giving effect to the fee waiver. For the periods after March 20, 2003, the bar chart is based on the performance of Treasury Fund’s Class 3 Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
Treasury Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of June 30, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns BBIF Treasury Fund	1 Year	5 Years	10 Years
Class 1	none	0.10%	0.84%
Class 2	none	0.18%	1.09%
Class 3	none	0.24%	1.28%
Class 4	none	0.24%	1.28%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BBIF TREASURY FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
BBIF Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BBIF Treasury Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BBIF Treasury Fund (“Treasury Fund” or the “Fund”) is to seek preservation of capital, liquidity and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2014
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund’s share of the allocated expenses of Master Treasury LLC (“Treasury LLC”). The management fees are paid by Treasury LLC.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Treasury Fund seeks to achieve its investment objective by investing exclusively in a diversified portfolio made up only of short-term U.S. Treasury securities with maturities of not more than 397 days (13 months) that are direct obligations of the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy.

		Fund management decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Treasury Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulation, which, if adopted, may affect the Fund’s operations and/or return potential.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information in the bar chart and table prior to March 20, 2003 (Treasury Fund’s commencement of operations) is based upon the performance of Treasury LLC’s initial feeder fund, BIF Treasury Fund, which has the same investment objective and policies as the Fund and is managed by the same portfolio management personnel, adjusted to reflect the different expenses borne by the Fund’s Class 3 Shares (with respect to the bar chart) and by the relevant class of shares (with respect to the table) after giving effect to the fee waiver. For the periods after March 20, 2003, the bar chart is based on the performance of Treasury Fund’s Class 3 Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/moneymarketreports
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Treasury Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of June 30, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
BBIF Treasury Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.16%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1],[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%	[1],[2]
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	0.84%
BBIF Treasury Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.16%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.68%	[1],[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,366
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	1.09%
BBIF Treasury Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.16%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[1],[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	438
10 Years	rr_ExpenseExampleYear10	1,011
2003	rr_AnnualReturn2003	0.60%
2004	rr_AnnualReturn2004	0.64%
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	4.05%
2007	rr_AnnualReturn2007	4.03%
2008	rr_AnnualReturn2008	1.17%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.28%
BBIF Treasury Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.16%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[1],[2]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	1,000
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.28%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund's share of the allocated expenses of Master Treasury LLC ("Treasury LLC"). The management fees are paid by Treasury LLC.
[2]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 33-37, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Treasury Fund's fees and/or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Treasury Fund's (i) Class 2 Shares are 0.35% higher than those of Treasury LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Treasury LLC's initial feeder fund until August 1, 2014. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Treasury Fund or by a vote of a majority of the outstanding voting securities of Treasury Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BBIF TREASURY FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013